ING USA Annuity and Life Insurance Company and its Separate Account B

ING Focus Variable Annuity Contracts

Supplement dated May 1, 2009 to the Contract Prospectus dated April 30, 2007, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus dated April 30, 2007. Please read it carefully and keep it with your current Contract Prospectus for future reference.

1.	Effective May 1, 2009, certain funds will change their names as follows:

	Current Fund Name	Former Fund Name
	ING Balanced Portfolio, Inc.	ING VP Balanced Portfolio, Inc.
	ING Growth and Income Portfolio	ING VP Growth and Income Portfolio
	ING Index Plus International Equity Portfolio	ING VP Index Plus International Equity Portfolio
	ING Index Plus LargeCap Portfolio	ING VP Index Plus LargeCap Portfolio
	ING Index Plus MidCap Portfolio	ING VP Index Plus MidCap Portfolio
	ING Index Plus SmallCap Portfolio	ING VP Index Plus SmallCap Portfolio
	ING Intermediate Bond Portfolio	ING VP Intermediate Bond Portfolio
	ING International Value Portfolio	ING VP International Value Portfolio
	ING MidCap Opportunities Portfolio	ING VP MidCap Opportunities Portfolio
	ING Growth and Income Portfolio II	ING Legg Mason Value Portfolio
	ING Opportunistic LargeCap Portfolio	ING Opportunistic LargeCap Value Portfolio
	ING PIMCO Total Return Bond Portfolio	ING PIMCO Core Bond Portfolio
	ING Small Company Portfolio	ING VP Small Company Portfolio
	ING SmallCap Opportunities Portfolio	ING VP SmallCap Opportunities Portfolio

2.	Effective May 1, 2009, the following funds will be closed to new investments:
• ING American Century Large Company Value Portfolio (S Class)
• ING Growth and Income Portfolio II (Class S)
• ING Index Plus International Equity Portfolio (Class S)
• ING Opportunistic LargeCap Growth Portfolio (Class S)
• ING PIMCO Total Return Portfolio (Class S)
• ING Van Kampen Capital Growth Portfolio (Class S)
3.	Effective May 1, 2009, the following funds are available under your contract:
• ING International Index Portfolio (Class S)
• ING RussellTM Large Cap Growth Index Portfolio (Class S)
• ING T. Rowe Price Equity Income Portfolio (Class S)

4.	Effective in July and August certain funds offered through your contract will be reorganized into other funds as follows:

Effective after the close of business on July 17, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING American Century Large Company Value Portfolio	ING T. Rowe Price Equity Income Portfolio
ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Accordingly, effective after the close of business on July 17, 2009 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

• All existing account balances invested in the ING American Century Large Company Value Portfolio (S
Class) will automatically become investments in the ING T. Rowe Price Equity Income Portfolio (Class S).
• All existing account balances invested in the ING Van Kampen Capital Growth Portfolio (Class S) will automatically become investments in the ING RussellTM Large Cap Growth Index Portfolio (Class S).

As a result of the reorganizations, effective after the close of business on July 17, 2009 all references to the Disappearing Portfolios in the Contract Prospectus are hereby deleted.

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Effective after the close of business on August 7, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Growth and Income Portfolio II	ING Growth and Income Portfolio
ING Index Plus International Equity Portfolio	ING International Index Portfolio
ING Opportunistic LargeCap Growth Portfolio	ING Opportunistic LargeCap Portfolio

Accordingly, effective after the close of business on August 7, 2009 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

• All existing account balances invested in the ING Growth and Income Portfolio II (Class S) will automatically become investments in the ING Growth and Income Portfolio (Class S).
• All existing account balances invested in the ING Opportunistic Large Cap Growth Portfolio (Class S) will automatically become investments in the ING Opportunistic Large Cap Portfolio (Class S).
• All existing account balances invested in the ING Index Plus International Equity Portfolio (Class S) will automatically become investments in the ING International Index Portfolio (Class S).

As a result of the reorganizations, effective after the close of business on August 7, 2009 all references to the Disappearing Portfolios in the Contract Prospectus are hereby deleted.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
Portfolios after the date of the reorganization will be automatically allocated to the Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

Customer Service Center
P.O. Box 9271
Des Moines, Iowa 50306-9271

1-800-366-0066

See also the Transfers Among Your Investments section of your Contract Prospectus for further information about making allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Customer
Service Center noted above.

5.	Effective May 1, 2009, the following information regarding the new funds is added to Appendix B–The Funds.

	Fund Name	Investment Adviser/Subadviser	Investment Objective(s)
	ING Variable Portfolios, Inc. – ING International Index Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks investment (before fees and expenses) results that correspond to the total return of a widely accepted International Index.
	ING Variable Portfolios, Inc. – ING RussellTM Large Cap Growth Index Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Growth Index.
	ING Investors Trust – ING T. Rowe Price Equity Income Portfolio	Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.

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